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                      UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549


                       FORM 13F


                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 1999


Check here if Amendment {X}; Amendment Number: 4
This Amendment (Check only one.): { } is a restatement.
                                  {X} adds new holdings entries.

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Institutional Investment Manager Filing this Report:

Name:            Taunus Corporation
Address:         31st West 52nd Street
                 New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:          Damian Reitemeyer
Title:         Vice President
Phone:         212-250-4599
Signature, Place, and Date of Signing:


     Damian Reitemeyer       New York, New York    January 4, 2000


Report Type (Check only one.):

{X}          13F HOLDINGS REPORT.

{ }          13F NOTICE.

{ }          13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  5


Form 13F Information Table Entry Total:             5


Form 13F Information Table Value Total:          6042


List of Other Included Managers:

Bankers Trust Company                           01
BT Australia Limited                            02
Investment Company Capital Corporation          03
Deutsche Bank Securities Inc.                   04
EA Strategies                                   05

THE REPORTABLE SECURITIES OF ALEX. BROWN INVESTMENT MANAGEMENT ARE EXCLUDED FROM THIS FORM 13F. ALEX. BROWN INVESTMENT MANAGEMENT IS AN INDIRECT 50% OWNED AFFILIATE OF BANKERS TRUST CORPORATION AND HAS FILED A SEPARATE FORM 13F ON ITS OWN BEHALF.

Confidential treatment has been requested under separate cover for a portion of the Manager's securities positions held at
the end of this quarter.
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                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D BANKBOSTON CORP                COM              06605R106     1795    41400 SH      SHARED                 41400
D CHASTAIN CAP CORP              COM              161697107     2534   365300 SH      SHARED                365300
D HERITAGE US GOVT INCOME FD     SH BEN INT       42725E105     1281   115200 SH      SHARED                115200
D LYCOS INC                      COM              550818108      431     8600 SH      SHARED                  8600
D MERCANTILE BANCORPORATION INC  COM              587342106        0   343600 SH      SHARED                343600
S REPORT SUMMARY                  5 DATA RECORDS                6042            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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